Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	TECK
Entity Registrant Name	TECK RESOURCES LTD
Entity Central Index Key	0000886986
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Class A Common Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,768,304
Class B Subordinate Voting Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	562,925,342